Bank Borrowings (Parenthetical) (Details)	Dec. 31, 2021	Dec. 31, 2020
1-year revolving loan denominated in RMB
Bank borrowings
Interest rates	5.22%
1-year revolving loan denominated in RMB | Minimum [Member]
Bank borrowings
Interest rates		4.50%
1-year revolving loan denominated in RMB | Maximum
Bank borrowings
Interest rates		5.22%
Half-year revolving loans denominated in RMB | Minimum [Member]
Bank borrowings
Interest rates	3.00%	3.45%
Half-year revolving loans denominated in RMB | Maximum
Bank borrowings
Interest rates	6.25%	6.35%
Revolving service trade loan denominated in HK$ | Minimum [Member]
Bank borrowings
Interest rates	4.35%	4.03%
Revolving service trade loan denominated in HK$ | Maximum
Bank borrowings
Interest rates	4.43%	4.43%
Rollover period revolving loan denominated in US$
Bank borrowings
Interest rates		4.59%
3-month revolving loan denominated in RMB
Bank borrowings
Interest rates	3.00%	3.25%
1-year term loans denominated in RMB | Minimum [Member]
Bank borrowings
Interest rates	3.85%
1-year term loans denominated in RMB | Maximum
Bank borrowings
Interest rates	4.50%